Parent Company Financial Information (Schedule Of Condensed Statements Of Cash Flows) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income/(loss)	$ 131,196	$ 50,201	$ (269,837)
Deferred income tax provision/(benefit)	39,100
Stock-based compensation expense	14,173	11,987	8,969
Net (increase)/decrease in interest receivable and other assets	(57,588)	1,258	(236,516)
Net decrease in interest payable and other liabilities	(253,820)	(166,797)	(175,965)
Total adjustments	(98,657)	706,471	1,042,707
Net cash provided/(used) by operating activities	43,973	768,074	784,272
Sales and prepayments	495,095	528,767	18,943
Purchases	(1,276,125)	(1,954,858)	(287,464)
Decrease/(increase) in interest-bearing cash	64,883	21,561	(331,508)
Net cash provided/(used) by investing activities	166,989	622,227	2,443,517
Cash dividends		(47,780)	(43,447)
Exercise of stock options		93	3
Proceeds from issuance of common stock		263,103
Cash dividends	(7,944)
Repurchase of shares	(45,111)	(1,345)	(392)
Proceeds from issuance of long-term debt	15,301	496,345
Repayment of term borrowings	(695,936)	(288,260)	(1,600,613)
(Decrease)/increase in short-term borrowings	(236,041)	(1,340,468)	(2,394,657)
Net cash (used)/provided by financing activities	(151,481)	(1,540,122)	(3,633,974)
Net increase/(decrease) in cash and cash equivalents	59,481	(149,821)	(406,185)
Cash and cash equivalents at beginning of period	768,774	918,595	1,324,780
Cash and cash equivalents at end of period	828,255	768,774	918,595
Total interest paid	138,925	155,493	246,832
Total income taxes paid	16,399	2,100	109,242
FHN [Member]
Net income/(loss)	131,196	50,201	(269,837)
Less undistributed net loss of subsidiaries	64,433	(221,030)	(246,991)
Income/(loss) before undistributed net income of subsidiaries	66,763	271,231	(22,846)
Deferred income tax provision/(benefit)			764
Depreciation, amortization, and other	4,396	4,201	5,131
Stock-based compensation expense	12,996	6,797	5,821
Net (increase)/decrease in interest receivable and other assets	(12,999)	26,439	(2,962)
Net decrease in interest payable and other liabilities	(7,993)	155	(507)
Total adjustments	(3,600)	37,592	8,247
Net cash provided/(used) by operating activities	63,163	308,823	(14,599)
Sales and prepayments	699	20
Purchases	(149)	(410)	(3,000)
Decrease/(increase) in interest-bearing cash	(52,104)	48,103	79,963
Return on investment in subsidiary	2,170	49	700
Net cash provided/(used) by investing activities	(49,384)	47,762	77,663
Repayment of preferred equity - CPP		(866,540)
Cash dividends		(47,780)	(43,447)
Repurchase of common stock warrants- CPP	(79,700)
Exercise of stock options		93	3
Proceeds from issuance of common stock		263,103
Cash dividends	(7,944)
Repurchase of shares	(45,111)	(1,345)	(392)
Proceeds from issuance of long-term debt		496,345
Repayment of term borrowings	(103,093)
(Decrease)/increase in short-term borrowings	23,300	1,000	(13,030)
Repayment of advance from subsidiary	(3,700)
Other	(2)	(1)	80
Net cash (used)/provided by financing activities	(216,250)	(155,125)	(56,786)
Net increase/(decrease) in cash and cash equivalents	(202,471)	201,460	6,278
Cash and cash equivalents at beginning of period	219,287	17,827	11,549
Cash and cash equivalents at end of period	16,816	219,287	17,827
Total interest paid	26,517	10,966	12,246
Total income taxes paid	$ 4,998	$ 1,713	$ 99,090